Revenue and Segment Information	6 Months Ended
Jun. 30, 2025
Disclosure of Entity Revenue and Reportable Segments [Abstract]
Revenue and Segment Information
5.
REVENUE AND SEGMENT INFORMATION

Revenue

In March 2025, Apollomics entered into an agreement for the development and commercialization in Asia (excluding mainland China, Hong Kong and Macau) of vebreltinib, Apollomics’ proprietary c-Met inhibitor, in combination with an EGFR inhibitor (“EGFRi”) for the treatment of non-small cell lung cancer (“NSCLC”) and other tumor types with LaunXP International Co., Ltd. (“LaunXP”). Under the terms of the LaunXP agreement (“the Agreement”), Apollomics is to receive upfront payments totaling $10 million. Apollomics is also eligible for regulatory and other pre-commercial milestone payments of up to $50 million, and royalties on net product sales at a rate of 11%. Such royalties are payable on a Licensed Product-by-Licensed Product and Region-by-Region basis from first commercial sale and continue, in each case, until the latest of patent expiration, expiration of regulatory exclusivity, or fifteen years following first commercial sale in the applicable region. LaunXP will be primarily responsible for the development of vebreltinib in combination with an EGFRi in the LaunXP territory (all countries in Asia other than mainland China, Hong Kong and Macau) for the treatment of NSCLC.

The Group determined that the Agreement and the supply activities and materials transfer fall within the scope of IFRS 15. In calculating the transaction price, it determined the following two performance obligations under the agreement: (i) provide exclusive license and (ii) provide initial drug supply.

The Group allocated the transaction price to the performance obligations as of June 30, 2025 as follows:

	Transaction price	Revenue recognized for the six months ended June 30, 2025	Cumulative revenue recognized as of June 30, 2025
(In thousands)
License	$8,500	$8,500	$8,500
Initial supply	1,500	—	—
	$10,000	$8,500	$8,500

For each of the performance obligations described above, the Group has determined the following methods of revenue recognition:

License: The Group recognizes revenue from the license at a point in time. Upon signing the LaunXP Agreement and transferring the license know-how, the Group no longer has any rights to the license in the LaunXP territory, and the Group does not have the obligation to improve, modify or update the license transferred. As such, there is no significant continued involvement in the license provided. LaunXP can begin to use and benefit from the license after the effective date of the Agreement and transfer of the license know-how as they are now the ‘owner’ of the underlying patents and know-how in the LaunXP territory. The transaction price allocated to the license performance obligation was determined using the residual approach, as the standalone selling price of the license is highly variable. In connection with the license performance obligation, the Group recognized revenue of $8.5 million for the six months ended June 30, 2025.

Initial clinical supply: The Group is responsible for providing LaunXP with the initial clinical trial drug supply. It is obligated to transfer this initial supply to LaunXP in accordance with the development plan. The Group has not transferred the initial supply of drug product to LaunXP as of June 30, 2025, and therefore has not triggered the recognition of revenue at the point in time.

As of June 30, 2025, the Group had received $1.3 million of the upfront payment and had recorded $7.2 million in accounts receivable on the unaudited condensed consolidated statements of financial position. The Group received an additional $3.9 million in October 2025 and expects the remaining $3.3 million to be received within twelve months from June 30, 2025.

Segment information

Operating segments are defined as components of an entity for which separate financial information is made available and is regularly evaluated by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Group’s CODM is its Chief Executive Officer (“CEO”), and operations are managed as a single segment for the purposes of assessing performance and making operating decisions. The CODM reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating and reportable segment and no further analysis of this single segment is presented.